Intangible Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross value	$ 1,528,746	$ 1,385,728	$ 844,786
Accumulated amortization	(700,273)	(578,764)	(220,633)
Net value	828,473	806,964	624,153
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	1,460,994	1,317,976	777,034
Accumulated amortization	(632,521)	(511,012)	(155,103)
Net value	828,473	806,964	621,931
Website Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	67,752	67,752	67,752
Accumulated amortization	(67,752)	(67,752)	(65,530)
Net value	$ 0	$ 0	$ 2,222